Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000145004 | Brookdale Senior Living, Inc._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000145004 | Ichor Holdings Ltd._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000145004 | Artivion, Inc._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000145004 | Kimball Electronics, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000145004 | NETSTREIT Corp._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000145004 | Plymouth Industrial REIT, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000145004 | Diamond Offshore Drilling, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000145004 | Veeco Instruments, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000145004 | Ardmore Shipping Corp._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000145004 | Enviri Corp._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000145004 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000145004 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000145004 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000145004 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000145004 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000145004 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000145004 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000145004 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000145004 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000145004 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000145005 | Brookdale Senior Living, Inc._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000145005 | Ichor Holdings Ltd._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000145005 | Artivion, Inc._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000145005 | Kimball Electronics, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000145005 | NETSTREIT Corp._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000145005 | Plymouth Industrial REIT, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000145005 | Diamond Offshore Drilling, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000145005 | Veeco Instruments, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000145005 | Ardmore Shipping Corp._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000145005 | Enviri Corp._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000145005 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000145005 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000145005 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000145005 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000145005 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000145005 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000145005 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000145005 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000145005 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000145005 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000145007 | Brookdale Senior Living, Inc._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000145007 | Ichor Holdings Ltd._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000145007 | Artivion, Inc._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000145007 | Kimball Electronics, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000145007 | NETSTREIT Corp._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000145007 | Plymouth Industrial REIT, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000145007 | Diamond Offshore Drilling, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000145007 | Veeco Instruments, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000145007 | Ardmore Shipping Corp._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000145007 | Enviri Corp._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000145007 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000145007 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000145007 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000145007 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000145007 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000145007 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000145007 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000145007 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000145007 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000145007 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000219865 | Brookdale Senior Living, Inc._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000219865 | Ichor Holdings Ltd._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000219865 | Artivion, Inc._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000219865 | Kimball Electronics, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000219865 | NETSTREIT Corp._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000219865 | Plymouth Industrial REIT, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000219865 | Diamond Offshore Drilling, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000219865 | Veeco Instruments, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000219865 | Ardmore Shipping Corp._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000219865 | Enviri Corp._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000219865 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000219865 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000219865 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000219865 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000219865 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000219865 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000219865 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000219865 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000219865 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000219865 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000144991 | Microchip Technology, Inc._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000144991 | Realty Income Corp._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000144991 | Corteva, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144991 | State Street Corp._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144991 | Diamondback Energy, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144991 | Fifth Third Bancorp_
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144991 | Arch Capital Group Ltd._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144991 | Halliburton Co._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144991 | STERIS PLC_
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144991 | Westinghouse Air Brake Technologies Corp._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144991 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000144991 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000144991 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000144991 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000144991 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000144991 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000144991 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000144991 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000144991 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000144991 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000217047 | Microchip Technology, Inc._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000217047 | Realty Income Corp._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000217047 | Corteva, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000217047 | State Street Corp._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000217047 | Diamondback Energy, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000217047 | Fifth Third Bancorp_
Holdings [Line Items]
Percent of Total Investments	1.10%
C000217047 | Arch Capital Group Ltd._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000217047 | Halliburton Co._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000217047 | STERIS PLC_
Holdings [Line Items]
Percent of Total Investments	1.10%
C000217047 | Westinghouse Air Brake Technologies Corp._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000217047 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000217047 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000217047 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000217047 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000217047 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000217047 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000217047 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000217047 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000217047 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000217047 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000164741 | Microchip Technology, Inc._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000164741 | Realty Income Corp._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000164741 | Corteva, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000164741 | State Street Corp._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000164741 | Diamondback Energy, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000164741 | Fifth Third Bancorp_
Holdings [Line Items]
Percent of Total Investments	1.10%
C000164741 | Arch Capital Group Ltd._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000164741 | Halliburton Co._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000164741 | STERIS PLC_
Holdings [Line Items]
Percent of Total Investments	1.10%
C000164741 | Westinghouse Air Brake Technologies Corp._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000164741 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000164741 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000164741 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000164741 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000164741 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000164741 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000164741 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000164741 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000164741 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000164741 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000144992 | Microchip Technology, Inc._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000144992 | Realty Income Corp._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000144992 | Corteva, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144992 | State Street Corp._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144992 | Diamondback Energy, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144992 | Fifth Third Bancorp_
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144992 | Arch Capital Group Ltd._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144992 | Halliburton Co._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144992 | STERIS PLC_
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144992 | Westinghouse Air Brake Technologies Corp._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144992 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000144992 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000144992 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000144992 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000144992 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000144992 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000144992 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000144992 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000144992 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000144992 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000219863 | Microchip Technology, Inc._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000219863 | Realty Income Corp._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000219863 | Corteva, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000219863 | State Street Corp._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000219863 | Diamondback Energy, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000219863 | Fifth Third Bancorp_
Holdings [Line Items]
Percent of Total Investments	1.10%
C000219863 | Arch Capital Group Ltd._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000219863 | Halliburton Co._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000219863 | STERIS PLC_
Holdings [Line Items]
Percent of Total Investments	1.10%
C000219863 | Westinghouse Air Brake Technologies Corp._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000219863 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000219863 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000219863 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000219863 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000219863 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000219863 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000219863 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000219863 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000219863 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000219863 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000144977 | Diamond Offshore Drilling, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144977 | SouthState Corp._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000144977 | Murphy Oil Corp._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144977 | Nordstrom, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144977 | Glacier Bancorp, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144977 | Portland General Electric Co._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144977 | International Seaways, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144977 | Civitas Resources, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144977 | Bread Financial Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144977 | Cinemark Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144977 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000144977 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000144977 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000144977 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000144977 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000144977 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000144977 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000144977 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000144977 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000144977 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000144978 | Diamond Offshore Drilling, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144978 | SouthState Corp._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000144978 | Murphy Oil Corp._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144978 | Nordstrom, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144978 | Glacier Bancorp, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144978 | Portland General Electric Co._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144978 | International Seaways, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144978 | Civitas Resources, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144978 | Bread Financial Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144978 | Cinemark Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144978 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000144978 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000144978 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000144978 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000144978 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000144978 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000144978 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000144978 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000144978 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000144978 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000144979 | Diamond Offshore Drilling, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144979 | SouthState Corp._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000144979 | Murphy Oil Corp._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144979 | Nordstrom, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144979 | Glacier Bancorp, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144979 | Portland General Electric Co._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144979 | International Seaways, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144979 | Civitas Resources, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144979 | Bread Financial Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144979 | Cinemark Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144979 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000144979 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000144979 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000144979 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000144979 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000144979 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000144979 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000144979 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000144979 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000144979 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000144980 | Diamond Offshore Drilling, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144980 | SouthState Corp._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000144980 | Murphy Oil Corp._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144980 | Nordstrom, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144980 | Glacier Bancorp, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144980 | Portland General Electric Co._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144980 | International Seaways, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144980 | Civitas Resources, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144980 | Bread Financial Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144980 | Cinemark Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144980 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000144980 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000144980 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000144980 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000144980 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000144980 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000144980 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000144980 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000144980 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000144980 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000144981 | Diamond Offshore Drilling, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144981 | SouthState Corp._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000144981 | Murphy Oil Corp._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144981 | Nordstrom, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144981 | Glacier Bancorp, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144981 | Portland General Electric Co._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144981 | International Seaways, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144981 | Civitas Resources, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144981 | Bread Financial Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144981 | Cinemark Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144981 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000144981 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000144981 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000144981 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000144981 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000144981 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000144981 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000144981 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000144981 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000144981 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000144993 | Nordstrom, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144993 | Textron, Inc._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000144993 | Gaming and Leisure Properties, Inc._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000144993 | First Industrial Realty Trust, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144993 | First Horizon Corp._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144993 | Pentair PLC_
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144993 | Pinnacle West Capital Corp._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144993 | Cleveland-Cliffs, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144993 | ITT, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144993 | Norwegian Cruise Line Holdings Ltd._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144993 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000144993 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000144993 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000144993 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000144993 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000144993 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000144993 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000144993 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000144993 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000144993 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000155526 | Nordstrom, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000155526 | Textron, Inc._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000155526 | Gaming and Leisure Properties, Inc._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000155526 | First Industrial Realty Trust, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000155526 | First Horizon Corp._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000155526 | Pentair PLC_
Holdings [Line Items]
Percent of Total Investments	1.10%
C000155526 | Pinnacle West Capital Corp._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000155526 | Cleveland-Cliffs, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000155526 | ITT, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000155526 | Norwegian Cruise Line Holdings Ltd._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000155526 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000155526 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000155526 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000155526 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000155526 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000155526 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000155526 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000155526 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000155526 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000155526 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000144994 | Nordstrom, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144994 | Textron, Inc._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000144994 | Gaming and Leisure Properties, Inc._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000144994 | First Industrial Realty Trust, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144994 | First Horizon Corp._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144994 | Pentair PLC_
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144994 | Pinnacle West Capital Corp._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144994 | Cleveland-Cliffs, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144994 | ITT, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144994 | Norwegian Cruise Line Holdings Ltd._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144994 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000144994 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000144994 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000144994 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000144994 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000144994 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000144994 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000144994 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000144994 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000144994 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000219864 | Nordstrom, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000219864 | Textron, Inc._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000219864 | Gaming and Leisure Properties, Inc._
Holdings [Line Items]
Percent of Total Investments	1.30%
C000219864 | First Industrial Realty Trust, Inc._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000219864 | First Horizon Corp._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000219864 | Pentair PLC_
Holdings [Line Items]
Percent of Total Investments	1.10%
C000219864 | Pinnacle West Capital Corp._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000219864 | Cleveland-Cliffs, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000219864 | ITT, Inc._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000219864 | Norwegian Cruise Line Holdings Ltd._
Holdings [Line Items]
Percent of Total Investments	1.10%
C000219864 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000219864 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000219864 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000219864 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000219864 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000219864 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000219864 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000219864 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000219864 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000219864 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000144984 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	6.90%
C000144984 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	5.50%
C000144984 | Alphabet, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	5.30%
C000144984 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	5.00%
C000144984 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	4.80%
C000144984 | Eli Lilly & Co._
Holdings [Line Items]
Percent of Total Investments	2.80%
C000144984 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.60%
C000144984 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000144984 | Visa, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	1.60%
C000144984 | Cadence Design Systems, Inc._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000144984 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000144984 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000144984 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000144984 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000144984 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000144984 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000144984 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000144984 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000144984 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000144984 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000144985 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	6.90%
C000144985 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	5.50%
C000144985 | Alphabet, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	5.30%
C000144985 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	5.00%
C000144985 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	4.80%
C000144985 | Eli Lilly & Co._
Holdings [Line Items]
Percent of Total Investments	2.80%
C000144985 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.60%
C000144985 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000144985 | Visa, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	1.60%
C000144985 | Cadence Design Systems, Inc._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000144985 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000144985 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000144985 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000144985 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000144985 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000144985 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000144985 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000144985 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000144985 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000144985 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000144987 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	6.90%
C000144987 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	5.50%
C000144987 | Alphabet, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	5.30%
C000144987 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	5.00%
C000144987 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	4.80%
C000144987 | Eli Lilly & Co._
Holdings [Line Items]
Percent of Total Investments	2.80%
C000144987 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.60%
C000144987 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000144987 | Visa, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	1.60%
C000144987 | Cadence Design Systems, Inc._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000144987 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000144987 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000144987 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000144987 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000144987 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000144987 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000144987 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000144987 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000144987 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000144987 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000144988 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	7.20%
C000144988 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	6.60%
C000144988 | Alphabet, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.30%
C000144988 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	6.60%
C000144988 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	3.80%
C000144988 | Eli Lilly & Co._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000144988 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.40%
C000144988 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000144988 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	1.90%
C000144988 | Berkshire Hathaway, Inc._Class B
Holdings [Line Items]
Percent of Total Investments	1.60%
C000144988 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000144988 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000144988 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000144988 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000144988 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000144988 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000144988 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000144988 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000144988 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000144988 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000144989 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	7.20%
C000144989 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	6.60%
C000144989 | Alphabet, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.30%
C000144989 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	6.60%
C000144989 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	3.80%
C000144989 | Eli Lilly & Co._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000144989 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.40%
C000144989 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000144989 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	1.90%
C000144989 | Berkshire Hathaway, Inc._Class B
Holdings [Line Items]
Percent of Total Investments	1.60%
C000144989 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000144989 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000144989 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000144989 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000144989 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000144989 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000144989 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000144989 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000144989 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000144989 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000144990 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	7.20%
C000144990 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	6.60%
C000144990 | Alphabet, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.30%
C000144990 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	6.60%
C000144990 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	3.80%
C000144990 | Eli Lilly & Co._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000144990 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.40%
C000144990 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000144990 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	1.90%
C000144990 | Berkshire Hathaway, Inc._Class B
Holdings [Line Items]
Percent of Total Investments	1.60%
C000144990 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000144990 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000144990 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000144990 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000144990 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000144990 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000144990 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000144990 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000144990 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000144990 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000144972 | Arch Capital Group Ltd._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000144972 | Amphenol Corp._Class A
Holdings [Line Items]
Percent of Total Investments	2.50%
C000144972 | Brown & Brown, Inc._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000144972 | Trane Technologies PLC_
Holdings [Line Items]
Percent of Total Investments	2.30%
C000144972 | Evercore, Inc._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000144972 | Avery Dennison Corp._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000144972 | Sempra_
Holdings [Line Items]
Percent of Total Investments	1.90%
C000144972 | The Trade Desk, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	1.90%
C000144972 | Monolithic Power Systems, Inc._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000144972 | AMETEK, Inc._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000144972 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000144972 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000144972 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000144972 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000144972 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000144972 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000144972 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000144972 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000144972 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000144972 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000144973 | Arch Capital Group Ltd._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000144973 | Amphenol Corp._Class A
Holdings [Line Items]
Percent of Total Investments	2.50%
C000144973 | Brown & Brown, Inc._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000144973 | Trane Technologies PLC_
Holdings [Line Items]
Percent of Total Investments	2.30%
C000144973 | Evercore, Inc._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000144973 | Avery Dennison Corp._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000144973 | Sempra_
Holdings [Line Items]
Percent of Total Investments	1.90%
C000144973 | The Trade Desk, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	1.90%
C000144973 | Monolithic Power Systems, Inc._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000144973 | AMETEK, Inc._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000144973 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000144973 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000144973 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000144973 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000144973 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000144973 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000144973 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000144973 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000144973 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000144973 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000144975 | Arch Capital Group Ltd._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000144975 | Amphenol Corp._Class A
Holdings [Line Items]
Percent of Total Investments	2.50%
C000144975 | Brown & Brown, Inc._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000144975 | Trane Technologies PLC_
Holdings [Line Items]
Percent of Total Investments	2.30%
C000144975 | Evercore, Inc._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000144975 | Avery Dennison Corp._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000144975 | Sempra_
Holdings [Line Items]
Percent of Total Investments	1.90%
C000144975 | The Trade Desk, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	1.90%
C000144975 | Monolithic Power Systems, Inc._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000144975 | AMETEK, Inc._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000144975 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000144975 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000144975 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000144975 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000144975 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000144975 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000144975 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000144975 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000144975 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000144975 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000144976 | Arch Capital Group Ltd._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000144976 | Amphenol Corp._Class A
Holdings [Line Items]
Percent of Total Investments	2.50%
C000144976 | Brown & Brown, Inc._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000144976 | Trane Technologies PLC_
Holdings [Line Items]
Percent of Total Investments	2.30%
C000144976 | Evercore, Inc._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000144976 | Avery Dennison Corp._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000144976 | Sempra_
Holdings [Line Items]
Percent of Total Investments	1.90%
C000144976 | The Trade Desk, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	1.90%
C000144976 | Monolithic Power Systems, Inc._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000144976 | AMETEK, Inc._
Holdings [Line Items]
Percent of Total Investments	1.90%
C000144976 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000144976 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000144976 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000144976 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000144976 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000144976 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000144976 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000144976 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000144976 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000144976 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000144995 | Novo Nordisk A/S_Class B
Holdings [Line Items]
Percent of Total Investments	2.70%
C000144995 | Taiwan Semiconductor Manufacturing Co. Ltd._
Holdings [Line Items]
Percent of Total Investments	2.60%
C000144995 | Novartis AG_Registered Shares
Holdings [Line Items]
Percent of Total Investments	1.70%
C000144995 | Samsung Electronics Co. Ltd._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144995 | Siemens AG_Registered Shares
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144995 | ASML Holding NV_
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144995 | Sumitomo Mitsui Financial Group, Inc._
Holdings [Line Items]
Percent of Total Investments	1.00%
C000144995 | ITOCHU Corp._
Holdings [Line Items]
Percent of Total Investments	1.00%
C000144995 | 3i Group PLC_
Holdings [Line Items]
Percent of Total Investments	1.00%
C000144995 | Fairfax Financial Holdings Ltd._
Holdings [Line Items]
Percent of Total Investments	1.00%
C000144995 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000144995 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000144995 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000144995 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000144995 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000144995 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000144995 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000144995 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000144995 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000144995 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000144997 | Novo Nordisk A/S_Class B
Holdings [Line Items]
Percent of Total Investments	2.70%
C000144997 | Taiwan Semiconductor Manufacturing Co. Ltd._
Holdings [Line Items]
Percent of Total Investments	2.60%
C000144997 | Novartis AG_Registered Shares
Holdings [Line Items]
Percent of Total Investments	1.70%
C000144997 | Samsung Electronics Co. Ltd._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144997 | Siemens AG_Registered Shares
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144997 | ASML Holding NV_
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144997 | Sumitomo Mitsui Financial Group, Inc._
Holdings [Line Items]
Percent of Total Investments	1.00%
C000144997 | ITOCHU Corp._
Holdings [Line Items]
Percent of Total Investments	1.00%
C000144997 | 3i Group PLC_
Holdings [Line Items]
Percent of Total Investments	1.00%
C000144997 | Fairfax Financial Holdings Ltd._
Holdings [Line Items]
Percent of Total Investments	1.00%
C000144997 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000144997 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000144997 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000144997 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000144997 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000144997 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000144997 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000144997 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000144997 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000144997 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000155527 | Novo Nordisk A/S_Class B
Holdings [Line Items]
Percent of Total Investments	2.70%
C000155527 | Taiwan Semiconductor Manufacturing Co. Ltd._
Holdings [Line Items]
Percent of Total Investments	2.60%
C000155527 | Novartis AG_Registered Shares
Holdings [Line Items]
Percent of Total Investments	1.70%
C000155527 | Samsung Electronics Co. Ltd._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000155527 | Siemens AG_Registered Shares
Holdings [Line Items]
Percent of Total Investments	1.10%
C000155527 | ASML Holding NV_
Holdings [Line Items]
Percent of Total Investments	1.10%
C000155527 | Sumitomo Mitsui Financial Group, Inc._
Holdings [Line Items]
Percent of Total Investments	1.00%
C000155527 | ITOCHU Corp._
Holdings [Line Items]
Percent of Total Investments	1.00%
C000155527 | 3i Group PLC_
Holdings [Line Items]
Percent of Total Investments	1.00%
C000155527 | Fairfax Financial Holdings Ltd._
Holdings [Line Items]
Percent of Total Investments	1.00%
C000155527 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000155527 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000155527 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000155527 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000155527 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000155527 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000155527 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000155527 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000155527 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000155527 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000144998 | Novo Nordisk A/S_Class B
Holdings [Line Items]
Percent of Total Investments	2.70%
C000144998 | Taiwan Semiconductor Manufacturing Co. Ltd._
Holdings [Line Items]
Percent of Total Investments	2.60%
C000144998 | Novartis AG_Registered Shares
Holdings [Line Items]
Percent of Total Investments	1.70%
C000144998 | Samsung Electronics Co. Ltd._
Holdings [Line Items]
Percent of Total Investments	1.20%
C000144998 | Siemens AG_Registered Shares
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144998 | ASML Holding NV_
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144998 | Sumitomo Mitsui Financial Group, Inc._
Holdings [Line Items]
Percent of Total Investments	1.00%
C000144998 | ITOCHU Corp._
Holdings [Line Items]
Percent of Total Investments	1.00%
C000144998 | 3i Group PLC_
Holdings [Line Items]
Percent of Total Investments	1.00%
C000144998 | Fairfax Financial Holdings Ltd._
Holdings [Line Items]
Percent of Total Investments	1.00%
C000144998 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000144998 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000144998 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000144998 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000144998 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000144998 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000144998 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000144998 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000144998 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000144998 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000144999 | Celestica, Inc._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000144999 | HD Hyundai Electric Co. Ltd._
Holdings [Line Items]
Percent of Total Investments	0.90%
C000144999 | Swissquote Group Holding SA_Registered Shares
Holdings [Line Items]
Percent of Total Investments	0.80%
C000144999 | Bankinter SA_
Holdings [Line Items]
Percent of Total Investments	0.80%
C000144999 | Banco BPM SpA_
Holdings [Line Items]
Percent of Total Investments	0.80%
C000144999 | Fujikura Ltd._
Holdings [Line Items]
Percent of Total Investments	0.80%
C000144999 | Buzzi SpA_
Holdings [Line Items]
Percent of Total Investments	0.80%
C000144999 | Bank of Ireland Group PLC_
Holdings [Line Items]
Percent of Total Investments	0.80%
C000144999 | BE Semiconductor Industries NV_
Holdings [Line Items]
Percent of Total Investments	0.80%
C000144999 | Fugro NV_
Holdings [Line Items]
Percent of Total Investments	0.70%
C000144999 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000144999 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000144999 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000144999 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000144999 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000144999 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000144999 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000144999 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000144999 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000144999 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000145000 | Celestica, Inc._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000145000 | HD Hyundai Electric Co. Ltd._
Holdings [Line Items]
Percent of Total Investments	0.90%
C000145000 | Swissquote Group Holding SA_Registered Shares
Holdings [Line Items]
Percent of Total Investments	0.80%
C000145000 | Bankinter SA_
Holdings [Line Items]
Percent of Total Investments	0.80%
C000145000 | Banco BPM SpA_
Holdings [Line Items]
Percent of Total Investments	0.80%
C000145000 | Fujikura Ltd._
Holdings [Line Items]
Percent of Total Investments	0.80%
C000145000 | Buzzi SpA_
Holdings [Line Items]
Percent of Total Investments	0.80%
C000145000 | Bank of Ireland Group PLC_
Holdings [Line Items]
Percent of Total Investments	0.80%
C000145000 | BE Semiconductor Industries NV_
Holdings [Line Items]
Percent of Total Investments	0.80%
C000145000 | Fugro NV_
Holdings [Line Items]
Percent of Total Investments	0.70%
C000145000 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000145000 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000145000 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000145000 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000145000 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000145000 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000145000 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000145000 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000145000 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000145000 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000145001 | Celestica, Inc._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000145001 | HD Hyundai Electric Co. Ltd._
Holdings [Line Items]
Percent of Total Investments	0.90%
C000145001 | Swissquote Group Holding SA_Registered Shares
Holdings [Line Items]
Percent of Total Investments	0.80%
C000145001 | Bankinter SA_
Holdings [Line Items]
Percent of Total Investments	0.80%
C000145001 | Banco BPM SpA_
Holdings [Line Items]
Percent of Total Investments	0.80%
C000145001 | Fujikura Ltd._
Holdings [Line Items]
Percent of Total Investments	0.80%
C000145001 | Buzzi SpA_
Holdings [Line Items]
Percent of Total Investments	0.80%
C000145001 | Bank of Ireland Group PLC_
Holdings [Line Items]
Percent of Total Investments	0.80%
C000145001 | BE Semiconductor Industries NV_
Holdings [Line Items]
Percent of Total Investments	0.80%
C000145001 | Fugro NV_
Holdings [Line Items]
Percent of Total Investments	0.70%
C000145001 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000145001 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000145001 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000145001 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000145001 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000145001 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000145001 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000145001 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000145001 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000145001 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000145002 | Celestica, Inc._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000145002 | HD Hyundai Electric Co. Ltd._
Holdings [Line Items]
Percent of Total Investments	0.90%
C000145002 | Swissquote Group Holding SA_Registered Shares
Holdings [Line Items]
Percent of Total Investments	0.80%
C000145002 | Bankinter SA_
Holdings [Line Items]
Percent of Total Investments	0.80%
C000145002 | Banco BPM SpA_
Holdings [Line Items]
Percent of Total Investments	0.80%
C000145002 | Fujikura Ltd._
Holdings [Line Items]
Percent of Total Investments	0.80%
C000145002 | Buzzi SpA_
Holdings [Line Items]
Percent of Total Investments	0.80%
C000145002 | Bank of Ireland Group PLC_
Holdings [Line Items]
Percent of Total Investments	0.80%
C000145002 | BE Semiconductor Industries NV_
Holdings [Line Items]
Percent of Total Investments	0.80%
C000145002 | Fugro NV_
Holdings [Line Items]
Percent of Total Investments	0.70%
C000145002 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000145002 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000145002 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000145002 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000145002 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000145002 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000145002 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000145002 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000145002 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000145002 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000145003 | Celestica, Inc._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000145003 | HD Hyundai Electric Co. Ltd._
Holdings [Line Items]
Percent of Total Investments	0.90%
C000145003 | Swissquote Group Holding SA_Registered Shares
Holdings [Line Items]
Percent of Total Investments	0.80%
C000145003 | Bankinter SA_
Holdings [Line Items]
Percent of Total Investments	0.80%
C000145003 | Banco BPM SpA_
Holdings [Line Items]
Percent of Total Investments	0.80%
C000145003 | Fujikura Ltd._
Holdings [Line Items]
Percent of Total Investments	0.80%
C000145003 | Buzzi SpA_
Holdings [Line Items]
Percent of Total Investments	0.80%
C000145003 | Bank of Ireland Group PLC_
Holdings [Line Items]
Percent of Total Investments	0.80%
C000145003 | BE Semiconductor Industries NV_
Holdings [Line Items]
Percent of Total Investments	0.80%
C000145003 | Fugro NV_
Holdings [Line Items]
Percent of Total Investments	0.70%
C000145003 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000145003 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000145003 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000145003 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000145003 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000145003 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000145003 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000145003 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000145003 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000145003 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000144969 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000144969 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000144969 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000144969 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000144969 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000144969 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000144970 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000144970 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000144970 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000144970 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000144970 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000144970 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000155525 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000155525 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000155525 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000155525 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000155525 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000155525 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000144971 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000144971 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000144971 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000144971 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000144971 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000144971 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000002333 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	7.30%
C000002333 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	6.60%
C000002333 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	5.90%
C000002333 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	4.80%
C000002333 | Eli Lilly & Co._
Holdings [Line Items]
Percent of Total Investments	2.80%
C000002333 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.60%
C000002333 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002333 | Visa, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	1.50%
C000002333 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	5.00%
C000002333 | SPDR S&P 500 ETF Trust_
Holdings [Line Items]
Percent of Total Investments	2.50%
C000002333 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000002333 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000002333 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000002333 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000002333 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002333 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000002333 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000002333 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000002333 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000002333 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002336 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	7.30%
C000002336 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	6.60%
C000002336 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	5.90%
C000002336 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	4.80%
C000002336 | Eli Lilly & Co._
Holdings [Line Items]
Percent of Total Investments	2.80%
C000002336 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.60%
C000002336 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002336 | Visa, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	1.50%
C000002336 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	5.00%
C000002336 | SPDR S&P 500 ETF Trust_
Holdings [Line Items]
Percent of Total Investments	2.50%
C000002336 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000002336 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000002336 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000002336 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000002336 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002336 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000002336 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000002336 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000002336 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000002336 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000052113 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	7.30%
C000052113 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	6.60%
C000052113 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	5.90%
C000052113 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	4.80%
C000052113 | Eli Lilly & Co._
Holdings [Line Items]
Percent of Total Investments	2.80%
C000052113 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.60%
C000052113 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000052113 | Visa, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	1.50%
C000052113 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	5.00%
C000052113 | SPDR S&P 500 ETF Trust_
Holdings [Line Items]
Percent of Total Investments	2.50%
C000052113 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000052113 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000052113 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000052113 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000052113 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000052113 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000052113 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000052113 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000052113 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000052113 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002337 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	7.30%
C000002337 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	6.60%
C000002337 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	5.90%
C000002337 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	4.80%
C000002337 | Eli Lilly & Co._
Holdings [Line Items]
Percent of Total Investments	2.80%
C000002337 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.60%
C000002337 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002337 | Visa, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	1.50%
C000002337 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	5.00%
C000002337 | SPDR S&P 500 ETF Trust_
Holdings [Line Items]
Percent of Total Investments	2.50%
C000002337 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000002337 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000002337 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000002337 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000002337 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002337 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000002337 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000002337 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000002337 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000002337 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000138365 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	7.30%
C000138365 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	6.60%
C000138365 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	5.90%
C000138365 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	4.80%
C000138365 | Eli Lilly & Co._
Holdings [Line Items]
Percent of Total Investments	2.80%
C000138365 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.60%
C000138365 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000138365 | Visa, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	1.50%
C000138365 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	5.00%
C000138365 | SPDR S&P 500 ETF Trust_
Holdings [Line Items]
Percent of Total Investments	2.50%
C000138365 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000138365 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000138365 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000138365 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000138365 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000138365 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000138365 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000138365 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000138365 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000138365 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000111270 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	7.30%
C000111270 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	6.60%
C000111270 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	5.90%
C000111270 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	4.80%
C000111270 | Eli Lilly & Co._
Holdings [Line Items]
Percent of Total Investments	2.80%
C000111270 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.60%
C000111270 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000111270 | Visa, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	1.50%
C000111270 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	5.00%
C000111270 | SPDR S&P 500 ETF Trust_
Holdings [Line Items]
Percent of Total Investments	2.50%
C000111270 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000111270 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000111270 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000111270 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000111270 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000111270 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000111270 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000111270 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000111270 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000111270 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002358 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	7.40%
C000002358 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	6.70%
C000002358 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	5.00%
C000002358 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	5.00%
C000002358 | Eli Lilly & Co._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000002358 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.60%
C000002358 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002358 | Visa, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	1.50%
C000002358 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	5.10%
C000002358 | SPDR S&P 500 ETF Trust_
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002358 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000002358 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000002358 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000002358 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000002358 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000002358 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000002358 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000002358 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000002358 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000002358 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000002359 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	7.40%
C000002359 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	6.70%
C000002359 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	5.00%
C000002359 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	5.00%
C000002359 | Eli Lilly & Co._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000002359 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.60%
C000002359 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002359 | Visa, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	1.50%
C000002359 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	5.10%
C000002359 | SPDR S&P 500 ETF Trust_
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002359 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000002359 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000002359 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000002359 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000002359 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000002359 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000002359 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000002359 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000002359 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000002359 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000052117 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	7.40%
C000052117 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	6.70%
C000052117 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	5.00%
C000052117 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	5.00%
C000052117 | Eli Lilly & Co._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000052117 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.60%
C000052117 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000052117 | Visa, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	1.50%
C000052117 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	5.10%
C000052117 | SPDR S&P 500 ETF Trust_
Holdings [Line Items]
Percent of Total Investments	1.80%
C000052117 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000052117 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000052117 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000052117 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000052117 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000052117 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000052117 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000052117 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000052117 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000052117 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000002360 | Microsoft Corp._
Holdings [Line Items]
Percent of Total Investments	7.40%
C000002360 | NVIDIA Corp._
Holdings [Line Items]
Percent of Total Investments	6.70%
C000002360 | Apple, Inc._
Holdings [Line Items]
Percent of Total Investments	5.00%
C000002360 | Amazon.com, Inc._
Holdings [Line Items]
Percent of Total Investments	5.00%
C000002360 | Eli Lilly & Co._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000002360 | Meta Platforms, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	2.60%
C000002360 | Broadcom, Inc._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002360 | Visa, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	1.50%
C000002360 | Alphabet, Inc._Class C
Holdings [Line Items]
Percent of Total Investments	5.10%
C000002360 | SPDR S&P 500 ETF Trust_
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002360 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000002360 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000002360 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000002360 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000002360 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000002360 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000002360 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000002360 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000002360 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000002360 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000225921 | Halozyme Therapeutics, Inc._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000225921 | FormFactor, Inc._
Holdings [Line Items]
Percent of Total Investments	2.60%
C000225921 | Brightsphere Investment Group, Inc._
Holdings [Line Items]
Percent of Total Investments	2.60%
C000225921 | Expro Group Holdings NV_
Holdings [Line Items]
Percent of Total Investments	2.50%
C000225921 | CorVel Corp._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000225921 | Advanced Energy Industries, Inc._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000225921 | UFP Technologies, Inc._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000225921 | ePlus, Inc._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000225921 | AAON, Inc._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000225921 | Insight Enterprises, Inc._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000225921 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000225921 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000225921 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000225921 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000225921 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000225921 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000225921 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000225921 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000225922 | Halozyme Therapeutics, Inc._
Holdings [Line Items]
Percent of Total Investments	2.70%
C000225922 | FormFactor, Inc._
Holdings [Line Items]
Percent of Total Investments	2.60%
C000225922 | Brightsphere Investment Group, Inc._
Holdings [Line Items]
Percent of Total Investments	2.60%
C000225922 | Expro Group Holdings NV_
Holdings [Line Items]
Percent of Total Investments	2.50%
C000225922 | CorVel Corp._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000225922 | Advanced Energy Industries, Inc._
Holdings [Line Items]
Percent of Total Investments	2.40%
C000225922 | UFP Technologies, Inc._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000225922 | ePlus, Inc._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000225922 | AAON, Inc._
Holdings [Line Items]
Percent of Total Investments	2.30%
C000225922 | Insight Enterprises, Inc._
Holdings [Line Items]
Percent of Total Investments	2.20%
C000225922 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000225922 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000225922 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000225922 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000225922 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000225922 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000225922 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000225922 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000002329 | Victory Total Return Bond Fund, Class R6_
Holdings [Line Items]
Percent of Total Investments	29.80%
C000002329 | Victory RS Global Fund, Class Y_
Holdings [Line Items]
Percent of Total Investments	29.80%
C000002329 | Victory Sophus Emerging Markets Fund, Class R6_
Holdings [Line Items]
Percent of Total Investments	9.40%
C000002329 | VictoryShares US Multi-Factor Minimum Volatility ETF_
Holdings [Line Items]
Percent of Total Investments	6.70%
C000002329 | Victory Trivalent International Small-Cap Fund, Class I_
Holdings [Line Items]
Percent of Total Investments	6.20%
C000002329 | Victory Investment Grade Convertible Fund, Class I_
Holdings [Line Items]
Percent of Total Investments	5.70%
C000002329 | Victory RS Partners Fund, Class Y_
Holdings [Line Items]
Percent of Total Investments	3.60%
C000002329 | Victory Global Energy Transition Fund, Class Y_
Holdings [Line Items]
Percent of Total Investments	3.60%
C000002329 | Victory Integrity Discovery Fund, Class Y_
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002329 | Victory Market Neutral Income Fund, Class I_
Holdings [Line Items]
Percent of Total Investments	1.50%
C000002329 | Affiliated Equity Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	57.50%
C000002329 | Affiliated Fixed-Income Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000002329 | Affiliated Equity Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000002330 | Victory Total Return Bond Fund, Class R6_
Holdings [Line Items]
Percent of Total Investments	29.80%
C000002330 | Victory RS Global Fund, Class Y_
Holdings [Line Items]
Percent of Total Investments	29.80%
C000002330 | Victory Sophus Emerging Markets Fund, Class R6_
Holdings [Line Items]
Percent of Total Investments	9.40%
C000002330 | VictoryShares US Multi-Factor Minimum Volatility ETF_
Holdings [Line Items]
Percent of Total Investments	6.70%
C000002330 | Victory Trivalent International Small-Cap Fund, Class I_
Holdings [Line Items]
Percent of Total Investments	6.20%
C000002330 | Victory Investment Grade Convertible Fund, Class I_
Holdings [Line Items]
Percent of Total Investments	5.70%
C000002330 | Victory RS Partners Fund, Class Y_
Holdings [Line Items]
Percent of Total Investments	3.60%
C000002330 | Victory Global Energy Transition Fund, Class Y_
Holdings [Line Items]
Percent of Total Investments	3.60%
C000002330 | Victory Integrity Discovery Fund, Class Y_
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002330 | Victory Market Neutral Income Fund, Class I_
Holdings [Line Items]
Percent of Total Investments	1.50%
C000002330 | Affiliated Equity Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	57.50%
C000002330 | Affiliated Fixed-Income Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000002330 | Affiliated Equity Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000052111 | Victory Total Return Bond Fund, Class R6_
Holdings [Line Items]
Percent of Total Investments	29.80%
C000052111 | Victory RS Global Fund, Class Y_
Holdings [Line Items]
Percent of Total Investments	29.80%
C000052111 | Victory Sophus Emerging Markets Fund, Class R6_
Holdings [Line Items]
Percent of Total Investments	9.40%
C000052111 | VictoryShares US Multi-Factor Minimum Volatility ETF_
Holdings [Line Items]
Percent of Total Investments	6.70%
C000052111 | Victory Trivalent International Small-Cap Fund, Class I_
Holdings [Line Items]
Percent of Total Investments	6.20%
C000052111 | Victory Investment Grade Convertible Fund, Class I_
Holdings [Line Items]
Percent of Total Investments	5.70%
C000052111 | Victory RS Partners Fund, Class Y_
Holdings [Line Items]
Percent of Total Investments	3.60%
C000052111 | Victory Global Energy Transition Fund, Class Y_
Holdings [Line Items]
Percent of Total Investments	3.60%
C000052111 | Victory Integrity Discovery Fund, Class Y_
Holdings [Line Items]
Percent of Total Investments	3.20%
C000052111 | Victory Market Neutral Income Fund, Class I_
Holdings [Line Items]
Percent of Total Investments	1.50%
C000052111 | Affiliated Equity Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	57.50%
C000052111 | Affiliated Fixed-Income Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000052111 | Affiliated Equity Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000002344 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000002344 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	75.70%
C000002344 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002345 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000002345 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	75.70%
C000002345 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000098399 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000098399 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	75.70%
C000098399 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002346 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000002346 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	75.70%
C000002346 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000155524 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000155524 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	75.70%
C000155524 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000111273 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000111273 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	75.70%
C000111273 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000219862 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000219862 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	75.70%
C000219862 | Collateralized Mortgage Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002332 | Booking Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	6.80%
C000002332 | Bank of America Corp._
Holdings [Line Items]
Percent of Total Investments	5.90%
C000002332 | Wells Fargo & Co._
Holdings [Line Items]
Percent of Total Investments	5.80%
C000002332 | Southwest Airlines Co._
Holdings [Line Items]
Percent of Total Investments	5.80%
C000002332 | NextEra Energy, Inc._
Holdings [Line Items]
Percent of Total Investments	5.20%
C000002332 | Ford Motor Co._
Holdings [Line Items]
Percent of Total Investments	4.60%
C000002332 | Expedia Group, Inc._
Holdings [Line Items]
Percent of Total Investments	4.20%
C000002332 | Barclays Bank PLC_
Holdings [Line Items]
Percent of Total Investments	4.20%
C000002332 | Envista Holdings Corp._
Holdings [Line Items]
Percent of Total Investments	3.50%
C000002332 | Apollo Global Management, Inc._
Holdings [Line Items]
Percent of Total Investments	3.50%
C000002332 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000002332 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000002332 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000002332 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002332 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000002332 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000002332 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000002332 | Financials
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000052112 | Booking Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	6.80%
C000052112 | Bank of America Corp._
Holdings [Line Items]
Percent of Total Investments	5.90%
C000052112 | Wells Fargo & Co._
Holdings [Line Items]
Percent of Total Investments	5.80%
C000052112 | Southwest Airlines Co._
Holdings [Line Items]
Percent of Total Investments	5.80%
C000052112 | NextEra Energy, Inc._
Holdings [Line Items]
Percent of Total Investments	5.20%
C000052112 | Ford Motor Co._
Holdings [Line Items]
Percent of Total Investments	4.60%
C000052112 | Expedia Group, Inc._
Holdings [Line Items]
Percent of Total Investments	4.20%
C000052112 | Barclays Bank PLC_
Holdings [Line Items]
Percent of Total Investments	4.20%
C000052112 | Envista Holdings Corp._
Holdings [Line Items]
Percent of Total Investments	3.50%
C000052112 | Apollo Global Management, Inc._
Holdings [Line Items]
Percent of Total Investments	3.50%
C000052112 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000052112 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000052112 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000052112 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000052112 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000052112 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000052112 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000052112 | Financials
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000219861 | Booking Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	6.80%
C000219861 | Bank of America Corp._
Holdings [Line Items]
Percent of Total Investments	5.90%
C000219861 | Wells Fargo & Co._
Holdings [Line Items]
Percent of Total Investments	5.80%
C000219861 | Southwest Airlines Co._
Holdings [Line Items]
Percent of Total Investments	5.80%
C000219861 | NextEra Energy, Inc._
Holdings [Line Items]
Percent of Total Investments	5.20%
C000219861 | Ford Motor Co._
Holdings [Line Items]
Percent of Total Investments	4.60%
C000219861 | Expedia Group, Inc._
Holdings [Line Items]
Percent of Total Investments	4.20%
C000219861 | Barclays Bank PLC_
Holdings [Line Items]
Percent of Total Investments	4.20%
C000219861 | Envista Holdings Corp._
Holdings [Line Items]
Percent of Total Investments	3.50%
C000219861 | Apollo Global Management, Inc._
Holdings [Line Items]
Percent of Total Investments	3.50%
C000219861 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000219861 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000219861 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000219861 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000219861 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000219861 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000219861 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000219861 | Financials
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000002334 | Textron, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002334 | NNN REIT, Inc._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002334 | Alliant Energy Corp._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002334 | BJ's Wholesale Club Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002334 | Willis Towers Watson PLC_
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002334 | Quest Diagnostics, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002334 | Lamar Advertising Co._Class A
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002334 | U.S. Foods Holding Corp._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002334 | Baker Hughes Co._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002334 | The Hartford Financial Services Group, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002334 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002334 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000002334 | Materials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000002334 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000002334 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000002334 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000002334 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000002334 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000002334 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000002334 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000169232 | Textron, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000169232 | NNN REIT, Inc._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000169232 | Alliant Energy Corp._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000169232 | BJ's Wholesale Club Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000169232 | Willis Towers Watson PLC_
Holdings [Line Items]
Percent of Total Investments	2.00%
C000169232 | Quest Diagnostics, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000169232 | Lamar Advertising Co._Class A
Holdings [Line Items]
Percent of Total Investments	1.80%
C000169232 | U.S. Foods Holding Corp._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000169232 | Baker Hughes Co._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000169232 | The Hartford Financial Services Group, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000169232 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000169232 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000169232 | Materials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000169232 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000169232 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000169232 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000169232 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000169232 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000169232 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000169232 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000052114 | Textron, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000052114 | NNN REIT, Inc._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000052114 | Alliant Energy Corp._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000052114 | BJ's Wholesale Club Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000052114 | Willis Towers Watson PLC_
Holdings [Line Items]
Percent of Total Investments	2.00%
C000052114 | Quest Diagnostics, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000052114 | Lamar Advertising Co._Class A
Holdings [Line Items]
Percent of Total Investments	1.80%
C000052114 | U.S. Foods Holding Corp._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000052114 | Baker Hughes Co._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000052114 | The Hartford Financial Services Group, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000052114 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000052114 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000052114 | Materials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000052114 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000052114 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000052114 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000052114 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000052114 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000052114 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000052114 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000002335 | Textron, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002335 | NNN REIT, Inc._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002335 | Alliant Energy Corp._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002335 | BJ's Wholesale Club Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002335 | Willis Towers Watson PLC_
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002335 | Quest Diagnostics, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002335 | Lamar Advertising Co._Class A
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002335 | U.S. Foods Holding Corp._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002335 | Baker Hughes Co._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002335 | The Hartford Financial Services Group, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000002335 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002335 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000002335 | Materials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000002335 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000002335 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000002335 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000002335 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000002335 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000002335 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000002335 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000138366 | Textron, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000138366 | NNN REIT, Inc._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000138366 | Alliant Energy Corp._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000138366 | BJ's Wholesale Club Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000138366 | Willis Towers Watson PLC_
Holdings [Line Items]
Percent of Total Investments	2.00%
C000138366 | Quest Diagnostics, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000138366 | Lamar Advertising Co._Class A
Holdings [Line Items]
Percent of Total Investments	1.80%
C000138366 | U.S. Foods Holding Corp._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000138366 | Baker Hughes Co._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000138366 | The Hartford Financial Services Group, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000138366 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000138366 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000138366 | Materials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000138366 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000138366 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000138366 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000138366 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000138366 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000138366 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000138366 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000111271 | Textron, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000111271 | NNN REIT, Inc._
Holdings [Line Items]
Percent of Total Investments	2.10%
C000111271 | Alliant Energy Corp._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000111271 | BJ's Wholesale Club Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000111271 | Willis Towers Watson PLC_
Holdings [Line Items]
Percent of Total Investments	2.00%
C000111271 | Quest Diagnostics, Inc._
Holdings [Line Items]
Percent of Total Investments	2.00%
C000111271 | Lamar Advertising Co._Class A
Holdings [Line Items]
Percent of Total Investments	1.80%
C000111271 | U.S. Foods Holding Corp._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000111271 | Baker Hughes Co._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000111271 | The Hartford Financial Services Group, Inc._
Holdings [Line Items]
Percent of Total Investments	1.80%
C000111271 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000111271 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000111271 | Materials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000111271 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000111271 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000111271 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000111271 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000111271 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000111271 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000111271 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000002356 | SouthState Corp._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002356 | Civitas Resources, Inc._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002356 | UMB Financial Corp._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002356 | Wintrust Financial Corp._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002356 | Magnolia Oil & Gas Corp._Class A
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002356 | IDACORP, Inc._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000002356 | Hub Group, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	1.50%
C000002356 | H.B. Fuller Co._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000002356 | Werner Enterprises, Inc._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000002356 | Cohen & Steers, Inc._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000002356 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002356 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000002356 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000002356 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000002356 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000002356 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000002356 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000002356 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000002356 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000002356 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000052116 | SouthState Corp._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000052116 | Civitas Resources, Inc._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000052116 | UMB Financial Corp._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000052116 | Wintrust Financial Corp._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000052116 | Magnolia Oil & Gas Corp._Class A
Holdings [Line Items]
Percent of Total Investments	1.60%
C000052116 | IDACORP, Inc._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000052116 | Hub Group, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	1.50%
C000052116 | H.B. Fuller Co._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000052116 | Werner Enterprises, Inc._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000052116 | Cohen & Steers, Inc._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000052116 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000052116 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000052116 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000052116 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000052116 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000052116 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000052116 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000052116 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000052116 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000052116 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002357 | SouthState Corp._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002357 | Civitas Resources, Inc._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002357 | UMB Financial Corp._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002357 | Wintrust Financial Corp._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002357 | Magnolia Oil & Gas Corp._Class A
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002357 | IDACORP, Inc._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000002357 | Hub Group, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	1.50%
C000002357 | H.B. Fuller Co._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000002357 | Werner Enterprises, Inc._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000002357 | Cohen & Steers, Inc._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000002357 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002357 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000002357 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000002357 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000002357 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000002357 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000002357 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000002357 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000002357 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000002357 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000164985 | SouthState Corp._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000164985 | Civitas Resources, Inc._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000164985 | UMB Financial Corp._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000164985 | Wintrust Financial Corp._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000164985 | Magnolia Oil & Gas Corp._Class A
Holdings [Line Items]
Percent of Total Investments	1.60%
C000164985 | IDACORP, Inc._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000164985 | Hub Group, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	1.50%
C000164985 | H.B. Fuller Co._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000164985 | Werner Enterprises, Inc._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000164985 | Cohen & Steers, Inc._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000164985 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000164985 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000164985 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000164985 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000164985 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000164985 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000164985 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000164985 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000164985 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000164985 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000111275 | SouthState Corp._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000111275 | Civitas Resources, Inc._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000111275 | UMB Financial Corp._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000111275 | Wintrust Financial Corp._
Holdings [Line Items]
Percent of Total Investments	1.60%
C000111275 | Magnolia Oil & Gas Corp._Class A
Holdings [Line Items]
Percent of Total Investments	1.60%
C000111275 | IDACORP, Inc._
Holdings [Line Items]
Percent of Total Investments	1.50%
C000111275 | Hub Group, Inc._Class A
Holdings [Line Items]
Percent of Total Investments	1.50%
C000111275 | H.B. Fuller Co._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000111275 | Werner Enterprises, Inc._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000111275 | Cohen & Steers, Inc._
Holdings [Line Items]
Percent of Total Investments	1.40%
C000111275 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000111275 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000111275 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000111275 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000111275 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000111275 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000111275 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000111275 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000111275 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000111275 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%